Income Tax - Summary Of Valuation Allowance (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Balance at beginning of the year	¥ 304,363	$ 41,698	¥ 244,691	¥ 183,445
Additions	15,853	2,172	59,672	61,246
Balance at end of the year	¥ 320,216	$ 43,869	¥ 304,363	¥ 244,691